Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have implemented an Information Security and Cybersecurity
(IS-C)
framework that is aligned with i
ndus
try best practices and standards, including ISO 27001, ISO 27031 and the NIST Cybersecurity Framework, with the objective of systematically addressing cyber risks across our organization. Cybersecurity is a core component of our overall business strategy, and our approach ensures that cybersecurity processes are integrated into the broader operational framework of the company, by fostering collaboration among departments and utilizing corporate and intra-company communication tools to mitigate risks. These processes are incorporated into our enterprise-wide risk management system.

Our board of directors has overall responsibility
for
our risk management, including cybersecurity risks, and delegates specific oversight of cybersecurity risk management to the dedicated cybersecurity manager. The board receives regular updates on cybersecurity risks and incidents from the cybersecurity manager. The board receives cybersecurity reports annually, with additional updates as necessary following significant incidents or developments. The Audit and Risk Committee receives detailed annual reports from both the cybersecurity manager and the board of directors, which include information regarding our
IS-C
maturity level, emerging cyber risks, and the status of ongoing projects to strengthen our cybersecurity defenses. Our cybersecurity manager and the team of dedicated personnel are highly experienced information systems security professionals. The cybersecurity manager has over 20 years of experience in managing and designing processes and systems to detect, assess, and remediate cybersecurity threats. As of April 1, 2026, our cybersecurity management team will consist of 12 individuals, with 5 located in Peru, 2 in Mexico, and 5 in Colombia, all reporting directly to the cybersecurity manager.
Technology and process
To enhance our cybersecurity capabilities, we rely on third-party providers that offer preventive and protective solutions, including Security Operations Centers (SOC), firewall protection, Web Application Firewalls (WAF), Anti-DDoS measures, mail filtering, antimalware and vulnerability and penetration testing of our core systems. In addition, we have implemented a robust set of internal security controls, including password policies, access controls, and backup and restoration processes.
Likewise, we are currently working on improving the internal control environment for user accounts with critical access, through the implementation of Privileged Access Management system. We regularly conduct internal assessments of third-party tools and evaluate security controls through reports from key providers, such as Service Organization Control (SOC) reports (e.g., SOC 1 Type II). We conduct internal assessments and periodically engage external consultants to review our cybersecurity strategy and provide feedback on its effectiveness.
Awareness
To further strengthen our cybersecurity posture, we have implemented a comprehensive
IS-C
awareness program designed to educate employees on identifying, mitigating, and preventing cybersecurity risks. This program includes periodic training sessions, for employees focused on confidentiality, security practices, and evolving threat landscapes. Furthermore, we conduct cybersecurity and risk assessments with our critical suppliers. Despite our proactive efforts, we recognize that cybersecurity threats remain a constant and evolving challenge, and we are committed to continually enhancing our defenses to address these risks effectively.
Incidents
In 2025, we did not identify any cybersecurity incidents that materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. Materiality is determined by evaluating the severity of any potential breach and its ability to significantly affect our organization’s financial results or operations. However, despite our best efforts, we cannot eliminate all risks from cybersecurity threats and cannot provide assurance that no undetected cybersecurity incidents have occurred. For more information about these risks, please refer to “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business—A failure of our IT systems could adversely impact our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity is a core component of our overall business strategy, and our approach ensures that cybersecurity processes are integrated into the broader operational framework of the company, by fostering collaboration among departments and utilizing corporate and intra-company communication tools to mitigate risks.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	In 2025, we did not identify any cybersecurity incidents that materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. Materiality is determined by evaluating the severity of any potential breach and its ability to significantly affect our organization’s financial results or operations. However, despite our best efforts, we cannot eliminate all risks from cybersecurity threats and cannot provide assurance that no undetected cybersecurity incidents have occurred.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Risk Role of Management [Text Block]
To further strengthen our cybersecurity posture, we have implemented a comprehensive
IS-C
awareness program designed to educate employees on identifying, mitigating, and preventing cybersecurity risks. This program includes periodic training sessions, for employees focused on confidentiality, security practices, and evolving threat landscapes. Furthermore, we conduct cybersecurity and risk assessments with our critical suppliers. Despite our proactive efforts, we recognize that cybersecurity threats remain a constant and evolving challenge, and we are committed to continually enhancing our defenses to address these risks effectively.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity manager and the team of dedicated personnel are highly experienced information systems security professionals.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true